SHARE-BASED PAYMENTS - Options granted by subsidiaries (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 installment $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2021 CNY (¥) shares
Number of options
Number of options, Granted (in shares) | shares	0	0	0
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Shares authorized (in shares) | shares		75,000,000
Contractual term (in years)	10 years
Percentage of shares vested	2.09%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.06
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 591			¥ 3,764
Number of options
Number of options, Beginning of the year (in shares) | shares	0
Number of options, Granted (in shares) | shares	41,169,000
Number of options, Forfeited/Expired (in shares) | shares	(2,555,000)
Number of options, End of the year (in shares) | shares	38,614,000	0
Vested and expected to vest, End of the year (in shares) | shares	38,614,000			38,614,000
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)	$ 0
Weighted-average exercise price, Granted (in dollars per share)	0.01
Weighted-average exercise price, Forfeited/Expired (in dollars per share)	0.01
Weighted-average exercise price, End of the year (in dollars per share)	0.01	$ 0
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)	0.01
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)	0
Weighted-average grant-date fair value, Granted (in dollars per share)	0.06
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share)	0.06
Weighted-average grant-date fair value, End of the year (in dollars per share)	0.06	$ 0
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)	$ 0.06
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)	9 years 18 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)	9 years 18 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $	$ 32,494
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $	$ 32,494
2020 Plan | On the first anniversary
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Percentage of shares vested	25.00%
2020 Plan.
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Percentage of shares vested	100.00%
2020 Plan. | After the first anniversary in thirty-six equal monthly installments
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of equal monthly installment | installment		36